Daniel H. April Patrick J. Dolan John M. Hickey	Of Counsel David F. Cunningham C.W.N. Thompson, Jr.

Megan Hadley Koehler * * Not Admitted in NM

February 21, 2020

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Thornburg Investment Trust (the “Trust” or “Registrant”)
File Nos. 33-14905/811-05201
Filing pursuant to Rule 497(c)

Ladies and Gentlemen:

Pursuant to General Instruction C.3.(g) of Form N-1A under the Investment Company Act of 1940, as amended, and rule 405 of Regulation S-T, transmitted herewith on behalf of the Registrant is a filing supplementing the Trust’s currently effective registration statement on Form N-1A in accordance with the provisions of rule 497(c) under the Securities Act of 1933, as amended. This transmission contains a conformed signature page, the manually signed original of which is maintained with the records of the Trust.

The sole purpose of this filing is to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the prospectuses that were filed pursuant to rule 497(c) with the U.S. Securities and Exchange Commission on February 3, 2020 (Accession No. 0001387131-20-000960).

Please contact me if you have any questions.

Sincerely,

/s/ Daniel April

Daniel April

460 St. Michael’s Drive	E-mail: dan_april@catchlaw.com	Tel.: (505) 988-2900
Suite 1000	Web address: www.catchlaw.com	Extension 103
Santa Fe, New Mexico 87505		Fax: (505) 988-2901